Segment information (Tables)	3 Months Ended
Mar. 31, 2020
Segment information
Schedule of segment information and reconciliation of segment adjusted EBITDA to group loss for the period

	Three months ended March 31, 2019
in EUR k	Pharmaceutical	Diagnostics	Corporate	Total
Total Revenues from contracts with external customers	4,130	6,585	—	10,715

Adjusted EBITDA	2,944	11	(3,820)	(865)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	7	20	414	441
Additions to intangible assets	768	—	345	1,113

Other segment information
Depreciation and amortization	256	524	617	1,397
Research and development expenses	—	—	1,701	1,701

	Three months ended March 31, 2020
in EUR k	Pharmaceutical	Diagnostics	Corporate	Total
Total Revenues from contracts with external customers	4,550	7,555	—	12,105

Adjusted EBITDA	2,608	87	(7,712)	(5,017)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	—	817	587	1,404
Additions to intangible assets	1,002	—	189	1,191

Other segment information
Depreciation and amortization	564	544	976	2,084
Research and development expenses	—	—	2,691	2,691

For the three months ended March 31	2019	2020
Reported segment Adjusted EBITDA	2,955	2,695
Corporate expenses	(3,820)	(7,712)
	(865)	(5,017)
Share-based payment expenses	(2,633)	(1,057)
Depreciation and amortization	(1,397)	(2,084)
Operating loss	(4,895)	(8,158)
Financial costs, net	(212)	(449)
Income tax expenses	(174)	(129)
Loss for the three months ended March 31	(5,281)	(8,736)